UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: December 31, 2011

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
136 Madison Avenue, 3rd Floor
New York, NY 10016

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert H. Lynch, Jr.
Title: Managing Member
Phone: (212) 842-8900
Signature, Place, and Date of Signing:

Robert H. Lynch, Jr.           New York, NY         February 14, 2012

Report Type:

13F Holdings Report


List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.











FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   56

Form 13F Information Table Value Total: $468574









A123 SYS INC	 		NOTE 3.750% 4/1   03739TAA6		   4673		      13350000	     PRN

BANK OF AMERICA CORPORATION	7.25%CNV PFD L 	  060505682		  14303		         18456	      SH

CEMEX SAB DE CV	 		SPON ADR NEW 	  151290889		   1769			328207	      SH

CEMEX SAB DE CV	 		NOTE 4.875% 3/1   151290AV5		  13605		      20811000	     PRN

CHESAPEAKE ENERGY CORP	 	NOTE 2.500% 5/1   165167BZ9		  14938		      16685000	     PRN

CHINA MED TECHNOLOGIES INC	NOTE 4.000% 8/1   169483AC8		   4355		       8309000	     PRN

CLEARWIRE CORP NEW	 	CL A 		  18538Q105		    979			504895	      SH

COMPUCREDIT HLDGS CORP	 	NOTE 5.875%11/3   20478NAD2		   5112		      12450000	     PRN

COMPUCREDIT HLDGS CORP	 	COM 		  20478T107		   1068			288518	      SH

DRYSHIPS INC.	 		NOTE 5.000%12/0   262498AB4		   8878		      12905000	     PRN

DYNEGY INC DEL	 		COM 		  26817G300		     63			 22600	      SH

EASTMAN KODAK CO	 	NOTE 7.000% 4/0   277461BJ7		    545		       2000000	     PRN

GENCORP INC	 		SDCV 4.062%12/3   368682AN0		    272			302000	     PRN

GENERAL MTRS CO	 		W EXP 07/10/201   37045V118		  24392		       2079487	      SH

GENERAL MTRS CO	 		W EXP 07/10/201   37045V126		  36190		       4627816	      SH

GLOBALSTAR INC	 		NOTE 5.750% 4/0   378973AA9		   1580		       4000000	     PRN

HARTFORD FINL SVCS GROUP INC	W EXP 06/26/201   416515120		  40415		       4421822	      SH

HOLOGIC INC	 		COM 		  436440101		   9440			539100	      SH

HOME INNS & HOTELS MGMT INC	NOTE 2.000%12/1   43713WAB3		   1017		       1400000	     PRN

HOVNANIAN ENTERPRISES INC	UNIT 99/99/9999   44248W208		    771			100000	      SH

HUMAN GENOME SCIENCES INC	NOTE 3.000%11/1   444903AN8		   2234		       2500000	     PRN

KKR FINANCIAL HLDGS LLC	 	NOTE 7.500% 1/1   48248AAD0		  32871		      24202000	     PRN

LIBERTY MEDIA CORP	 	DEB 4.000%11/1 	  530715AG6		  15230		      28600000	     PRN

LIBERTY MEDIA CORP	 	DEB 3.500% 1/1 	  530715AN1		   8777		      15500000	     PRN

LINCOLN NATL CORP IND	 	W EXP 07/10/201   534187117		  11831			961890	      SH

LIVE NATION ENTERTAINMENT IN	NOTE 2.875% 7/1   538034AB5		    912		       1028000	     PRN

LLOYDS BANKING GROUP PLC	SPONSORED ADR 	  539439109		   1068			680472	      SH

MGIC INVT CORP WIS	 	NOTE 5.000% 5/0   552848AD5		   5481		       9000000	     PRN

MGM RESORTS INTERNATIONAL	COM 		  552953101		   3377			323740	      SH

MANNKIND CORP	 		NOTE 3.750%12/1   56400PAA0		   4880		       9154000	     PRN

MANNKIND CORP	 		NOTE 5.750% 8/1   56400PAC6		  11372		      19000000	     PRN

MASSEY ENERGY CO	 	NOTE 3.250% 8/0   576203AJ2		    745			812000	     PRN

MICROCHIP TECHNOLOGY INC	SDCV 2.125%12/1   595017AB0		  26976		      20000000	     PRN

OMNICARE INC	 		DBCV 3.250%12/1   681904AL2		  12948		      13848000	     PRN

PEABODY ENERGY CORP	 	COM 		  704549104		   3377			102000	      SH

PENDRELL CORP	 		COM 		  70686R104		   1139			444882	      SH

RAIT FINANCIAL TRUST	 	NOTE 7.000% 4/0   749227AA2		  12595		      15388000	     PRN

ROYAL BK SCOTLAND GROUP PLC	SP ADR PREF S 	  780097739		   1239			107362	      SH

ROYAL BK SCOTLAND GROUP PLC	ADR PREF SHS R 	  780097747		    503			 44894	      SH

ROYAL BK SCOTLAND GROUP PLC	ADR PREF SER N 	  780097770		   5181			462578	      SH

ROYAL BK SCOTLAND GROUP PLC	SP ADR PREF M 	  780097796		   1472			129212	      SH

SANOFI	 			RIGHT 12/31/2020  80105N113		   6063		       5052713	      SH

SAVIENT PHARMACEUTICALS INC	NOTE 4.750% 2/0   80517QAA8		   5672		      11864000	     PRN

SEALY CORP	 		SR SECD 3RD 8% 	  812139400		   7473		 	133592	      SH

SOLARFUN POWER HOLDINGS CO L	NOTE 3.500% 1/1   83415UAB4		   4655		       9500000	     PRN

SUNTRUST BKS INC	 	W EXP 11/14/201   867914111		    325			158300	      SH

SYMANTEC CORP	 		COM 		  871503108		  14006			894933	      SH

THQ INC	 			NOTE 5.000% 8/1   872443AB2		   1253		       2500000	     PRN

TRINA SOLAR LIMITED	 	NOTE 4.000% 7/1   89628EAA2		   1533		       2000000	     PRN

UAL CORP	 		NOTE 6.000%10/1   902549AJ3		  32123		      14000000	     PRN

USEC INC	 		NOTE 3.000%10/0   90333EAC2		   8729		      18785000	     PRN

VERISIGN INC	 		COM 		  92343E102		   5450			152569	      SH

WINTRUST FINANCIAL CORP	 	W EXP 12/18/201   97650W157		   1600			128805	      SH

XILINX INC	 		COM 		  983919101		  15882			495398	      SH

YAHOO INC	 		COM 		  984332106		   8050			499100	      SH

ZIONS BANCORPORATION	 	W EXP 05/22/202   989701115		   7187		       2395800	      SH




                                                                                   468574